Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Inventories	$ 1,606	$ 2,897
Grain And Seeds [Member] | Calyxt Inc [Member]
Disclosure of inventories [line items]
Inventories	1,400	2,600
Provision for impairment	3,900	0
Laboratory Equipment [member]
Disclosure of inventories [line items]
Inventories	$ 200	$ 300